Hilton Small-MidCap Opportunity ETF
Schedule of Investments
July 31, 2026 (Unaudited)
COMMON STOCKS - 98.9%	Shares	Value
Banking - 6.7%
Commerce Bancshares, Inc.	46,302	$2,744,319
Community Financial System, Inc.	42,895	2,780,025
Cullen/Frost Bankers, Inc.	24,129	4,013,618
		9,537,962

Consumer Discretionary Products - 3.1%
Ralph Lauren Corp. - Class A	3,840	1,460,506
YETI Holdings, Inc.(a)	60,584	2,964,981
		4,425,487

Consumer Discretionary Services - 2.7%
Live Nation Entertainment, Inc.(a)	10,896	1,897,321
Planet Fitness, Inc. - Class A(a)	34,752	1,942,984
		3,840,305

Consumer Staple Products - 2.1%
Primo Brands Corp.	129,437	2,938,220

Financial Services - 5.3%
Houlihan Lokey, Inc. - Class A	15,434	1,936,813
Jack Henry & Associates, Inc.	14,404	2,218,792
Moelis & Co. - Class A	32,383	2,172,252
Shift4 Payments, Inc. - Class A(a)	23,194	1,229,282
		7,557,139

Health Care - 9.9%
Bio-Techne Corp.	24,154	1,741,262
HealthEquity, Inc.(a)	35,698	3,591,576
RadNet, Inc.(a)	43,157	2,752,553
STERIS PLC	11,582	2,645,329
West Pharmaceutical Services, Inc.	9,959	3,395,621
		14,126,341

Industrial Products - 10.1%
BWX Technologies, Inc.	11,273	1,901,755
Federal Signal Corp.	22,430	2,802,629
Flowserve Corp.	22,280	1,693,057
Graco, Inc.	22,430	1,780,493
nVent Electric PLC	23,527	3,619,158
OSI Systems, Inc.(a)	11,822	2,617,273
		14,414,365

Industrial Services - 13.1%
Clean Harbors, Inc.(a)	12,498	$3,910,374
Dycom Industries, Inc.(a)	9,352	3,750,807
EMCOR Group, Inc.	3,158	2,518,284
Jacobs Solutions, Inc.	16,238	2,190,994
Landstar System, Inc.	9,999	1,747,525
Saia, Inc.(a)	4,608	1,601,879
WillScot Holdings Corp.	116,069	2,818,155
		18,538,018

Insurance - 1.6%
RenaissanceRe Holdings Ltd.	7,182	2,298,096

Materials - 4.6%
AptarGroup, Inc.	11,452	1,534,110
Commercial Metals Co.	37,917	2,605,656
Reliance, Inc.	5,760	2,339,136
		6,478,902

Media - 1.6%
Magnite, Inc.(a)	118,364	2,284,425

Oil & Gas - 5.6%
Devon Energy Corp.	36,689	1,655,775
EQT Corp.	60,967	3,248,931
Magnolia Oil & Gas Corp. - Class A	54,448	1,399,858
TETRA Technologies, Inc.(a)	216,047	1,663,562
		7,968,126

Real Estate - 2.3%
EastGroup Properties, Inc. - REIT	8,659	1,809,817
Independence Realty Trust, Inc. - REIT	91,498	1,521,612
		3,331,429

Retail & Wholesale - Discretionary - 7.1%
Academy Sports & Outdoors, Inc.	27,542	1,306,868
Burlington Stores, Inc.(a)	8,343	3,074,229
Freshpet, Inc.(a)	40,237	2,395,711
Pool Corp.	6,579	1,221,786
Valvoline, Inc.(a)	53,611	2,059,198
		10,057,792

Retail & Wholesale - Staples - 2.8%
BJ's Wholesale Club Holdings, Inc.(a)	27,310	2,670,372
Sprouts Farmers Market, Inc.(a)	15,392	1,341,567
		4,011,939

Software & Tech Services - 4.6%
Akamai Technologies, Inc.(a)	22,684	$2,612,743
Amdocs Ltd.	17,107	953,202
Booz Allen Hamilton Holding Corp. - Class A	13,646	951,399
Tenable Holdings, Inc.(a)	60,875	1,986,960
		6,504,304

Tech Hardware & Semiconductors - 10.0%
Ciena Corp.(a)	6,434	2,425,940
Entegris, Inc.	11,744	1,398,123
MACOM Technology Solutions Holdings, Inc.(a)	8,859	2,227,507
MKS, Inc.	7,194	2,139,855
TD SYNNEX Corp.	9,677	2,474,409
Teledyne Technologies, Inc.(a)	5,298	3,473,210
		14,139,044

Telecommunications - 1.1%
Lumen Technologies, Inc.(a)	247,608	1,579,739

Utilities - 4.6%
Clearway Energy, Inc. - Class C	50,688	1,608,330
CMS Energy Corp.	23,765	1,710,842
IDACORP, Inc.	22,196	3,172,031
		6,491,203

TOTAL COMMON STOCKS (Cost $122,487,339)		140,522,836

SHORT-TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(b)	626,969	626,969

TOTAL SHORT-TERM INVESTMENTS (Cost $626,969)		626,969

TOTAL INVESTMENTS - 99.3% (Cost $123,114,308)		$141,149,805
Other Assets in Excess of Liabilities - 0.7%		951,330
TOTAL NET ASSETS - 100.0%		$142,101,135

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.